Other Investments - Schedule of Other Investments (Details) - Non-current - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other investments [line items]
At 1 January	£ 1,137	£ 1,467
Exchange adjustments	8	(41)
Additions	108	122
Net fair value movements through other comprehensive income	(107)	(253)
Net fair value movements through profit or loss	29	(122)
Held for sale	0	(16)
Disposals	(75)	(20)
31 December	1,100	1,137
Investments designated as measured at FVTOCI
Other investments [line items]
At 1 January	931	1,153
Exchange adjustments	4	(26)
Additions	70	93
Net fair value movements through other comprehensive income	(107)	(253)
Held for sale	0	(16)
Disposals	(55)	(20)
31 December	843	931
Investments measured at FVTPL
Other investments [line items]
At 1 January	206	314
Exchange adjustments	4	(15)
Additions	38	29
Net fair value movements through profit or loss	29	(122)
Held for sale	0	0
Disposals	(20)	0
31 December	£ 257	£ 206